UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 512
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells	Memphis, Tennessee		7/21/03

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:	95
Form 13F Information Table Value Total:	110125

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE									VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP VALUE(x$1000) SHARES/PRN AMT SH/PRN	PUT/CALL
INVSTMT DSCRETN	OTHER MNGRS SOLE SHARED	NONE
American Mineral Fields I Common 023925100 12 19000SH Sole 19000 0
AmSouth Bancorporation Common 032165102 5620 257368SH Sole 257368 0
Analogic Corp New Common 032657207 209 4300SH Other 01 0 4300
Analogic Corp New Common 032657207 1534 31434SH Sole 31434 0
Bank Of America Corp Common 060505104 341 4318SH Sole 0 4318
Berkshire Hathaway Inc Common  084670108 217 3SH Sole 3	0
Call  Petrocina 8/16/03  Call 71649P9HB -15 65 CALL Sole 65 0
Call  Supervalu Inc 10/18/03 Call 8685369JW -67	150CALL	Sole 150 0
Call Elan corporation 10/18/03	Call 2841319ja -46 260 CALL Sole 260 0
Chaoda Modern Agric Common G2046Q107 934 5402000SH Other 01 0 5402000
Chaoda Modern Agric Common G2046Q107 5145 29742000SH Sole 29742000 0
Chevrontexaco Corp Common 166764100 466	6461SH	 Sole 6461 0
Cisco Systems Inc. Common 17275R102 261	15600SH Sole 15600 0
Citigroup, Inc. Common 172967101 1716 40107SH Other 01 0 40107
Citigroup, Inc. Common 172967101 6963 162708SH Sole 162708 0
Clear Channel Communicati Common 184502102 529 12500SH Sole 12500 0
Coca Cola Corporation Common 191216100 642 7380SH Sole 7380 0
Colgate-Palmolive Confs Common 194162103 2083600SH Sole 3600 0
Comcast Corp New Class A 20030N101 148	4936SH Other 01 0 4936
Comcast Corp New Class A 20030N101 1066	35343SH Sole 35343 0
Elan Corp Plc Sponsored ADR 284131208 699 124000SH Other 01 0 124000
Elan Corp Plc Sponsored ADR 284131208 3177 563300SH Sole 563300	0
Energy Developments LTD Common	Q3510X106 35 30000SH Sole 30000	0
Equity Residential Proper Common 29476L107 304 11748SH Sole 11748 0
Esc Seagate Technology Common 811804988	0 20450SH Other	01 0 20450
Esc Seagate Technology Common 811804988	0 56000SH Sole 56000 0
Esso Sa Act Common F31710100 1022 10100SH Other	01 0 10100
Esso Sa Act Common F31710100 3224 31858SH Sole 31858 0
Exxon Mobil Corporation Common 30231G102 535 14920SH Sole 14920	0
Freeport-Mcmoran CopperPreferred D 35671D865 786 83800SH Sole 83800 0
General Electric Common	369604103 513 17913SH Sole 17913 0
General Motors Class H Common 370442832	675 52741SH Other 01 0 52741
General Motors Class H Common 370442832	3885 303328SH Sole 303328 0
Hang Ten Group Common G42856107 1 333444sH Other 01 0 333444
Hanover Direct Common 410783104	134 479500SH Other 01 0	479500
Hibernia Corp Class A 428656102	435 24000SH Sole 24000	0
Huaneng Power Common Y3744A105 26 23000SH Sole 23000 0
Industrias Bachoco Sponsored ADR 456463108 68 6600SH Other 01 0	6600
Industrias Bachoco Sponsored ADR 456463108 378 36700SH Sole 36700 0
Industrias Penoles Common P55409141 119	74000SH Other 01 0 74000
Industrias Penoles Sa De Common	P55409141 982 609700SH Sole 609700 0
International Business Ma Common 459200101 1414	17142SH Sole 17142 0
Intrawest Corporation Common 460915200 1038 78826SH Other 01 0 78826
Intrawest Corporation Common 460915200 5559 421800SH Sole 421800 0
Jiangsu Expressway  Co Lt Common Y4443L103 32 85000SH Sole 85000 0
Johnson & Johnson Nfs Common 478160104 455 8807SH Sole 8807 0
Kerry Group Plc Common G52416107 1096 71400SH Other 0 71400
Kerry Group Plc Common G52416107 5167 336500SH Sole 336500 0
Kimberly Clark De Mexico Common	P60694117 30 11500SH Sole 11500	0
Micron Technology Nfs Common 595112103 1062 91400SH Sole 91400	0
Murphy Oil Corp Common 626717102 210 4000SH Sole 4000 0
National Comm Finl Common 63545P104 571	25748SH  Sole 25748 0
Nippon Telegraph & Teleph Common 654624105 1705	86150SH Other 01 0 86150
Nippon Telegraph & Teleph Common 654624105 3765	190200SH Sole 190200 0
Ntl Inc Del Common 62940M104 474 13795SH Other 01 0 13795
Ntl Inc Del Common 62940M104 1890 54929SH Sole 54929 0
Orkla A/S Nok25	Series A R67787102 558	32240SH Sole 32240 0
People S Food Holdings Lt Common G7000R108 682 1253000SH Other 01 0 1253000
People S Food Holdings Lt Common G7000R108 4129	7577900SH Sole 7577900 0
Petrochina Common 71646E100 2203 72950SH Other 0 72950
Petrochina Common 71646E100 10245 339250SH Sole 339250	0
Petrokazahstan Inc  Com Sponsored ADR 71649P102 756 60700SH Other 01 0 60700
Petrokazahstan Inc  Com Sponsored ADR 71649P102 3690 295950SH Sole 295950 0
Pfizer Inc. Common 717081103 328 9618SH Sole 9618 0
Pt Indofarma Perserotbk Common Y7131M101 17 800000SH Sole 800000 0
Regent Comm Inc Del Common 758865109 245 40000SH Sole 40000 0
Sabine Royalty Unit Ben Int 785688102 459 17230SH Sole 17230 0
Saks Inc Common	79377W108 196 20227SH Sole 20227 0
SAP AG DEM5 Common D66992104 354 3030SH	Sole 3030 0
Schwab Charles Corp New Common 808513105 171 17025SH Sole 17025	0
SpatiaLight, Inc. Common 847248101 991 396744SH Other 01 0 396744
Supervalu Inc Common 868536103 586 27500sH Other 01 0 27500
Supervalu Inc Common 868536103 3300 154800SH Sole 154800 0
Swisscom Sponsored ADR	871013108 155 5500SH Other 01 0	5500
Swisscom Sponsored ADR	871013108 609 21500SH Sole 21500 0
Teppco Partners Unit Ltd Pship	872384102 292 8000SH Sole 8000 0
The Mony Group Inc. Common 615337102 498 18500SH Other 01 0 18500
The Mony Group Inc. Common 615337102 1887 70050SH Sole 70050 0
Timberwest Fst Corp Unit Ben Int 887147205 324 38800SH Sole 38800 0
Totens Sparebank Common	R92151100 101 6900SH Other 01 0	6900
Totens Sparebank Common	R92151100 490 33400SH Sole 33400 0
Trustmark Corp Common 898402102	1775 69714SH Sole 69714	0
Union Planters Corp Common 908068109 242 7809SH Sole 7809 0
United Food Holdings Common G9232V105 742 2779400SH Other 01 0	2779400
United Food Holdings Common G9232V105 3726 13958600SH Sole 13958600 0
United Technologies Corp Common	913017109 425 6012SH Sole 6012	0
Varetis Ag Common D73463107 296	58705SH Other 01 0 58705
Varetis Ag Common D73463107 632	125134SH Sole 125134 0
Wal Mart De Mexico  Sa De Common P98180113 35 13100SH Sole 13100 0
Waste Management Inc. Common 94106L109 513 21300SH Other 01 0 21300
Waste Management Inc. Common 94106L109 869 36100SH Sole 36100 0
Wyeth Nfs Common 983024100 255 5616SH Sole 5616	0
         	110125